Share Capital, Share Premium and Statutory Reserve (Details) - Schedule of Escrow Period Represents the Period Commencing - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Escrow Period Represents the Period Commencing [Abstract]
As at January 1	$ 101,777,058	$ 101,777,058
As at December 31	$ 101,777,058	$ 101,777,058